Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $12.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.20%
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $681.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $772.68 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.50%)